PREPAID EXPENSES	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES
PREPAID EXPENSES
7.	PREPAID EXPENSES

	December 31, 2023	December 31, 2022
Exploration and evaluation	$895	$939
General and administrative	205	317
Insurance	488	144
Total	$1,588	$1,400